Derivatives and hedge activities (Details 4) - Cash flow hedge - Interest rate and foreign exchange risk shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
Disclosure of fair value measurement of liabilities [line items]
Hedge item Assets Book value	R$ 0
Hedge item Liabilities Book value	21,010
Hedge item Variation in value recognized in income	R$ 1,507
Nominal amount of hedging instrument | shares	27,188
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	R$ (2,831)
Swap-NDF
Disclosure of fair value measurement of liabilities [line items]
Hedge item Assets Book value	0
Hedge item Liabilities Book value	21,010
Hedge item Variation in value recognized in income	R$ 1,507
Nominal amount of hedging instrument | shares	27,188
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	R$ (2,831)